UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  September 30, 2007

Date of reporting period:  September 30, 2007

Item 1. Report to Stockholders.

Annual Report

September 30, 2007

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

November 1, 2007

Dear Fellow Shareholders:

We would like to thank you for your investment in the Rigel Large Cap Growth Equity Fund (the “Fund”).  As portfolio managers of the Fund, we are pleased to submit our annual report for the period October 1st, 2006, through September 30th, 2007.

Market & Performance Commentary

Characterizing the start of the fiscal year was the continuation of a sharp market rally that began during the third quarter ’06.  The market environment was distinctly cyclical and narrow in leadership.  We believe robust 3rd quarter earnings releases, a sharp drop in energy prices, and guidance revisions relating to consumer activity largely drove the market rally.  The generally strong earnings reports provided credence for the portion of the rally that began during the 3rd quarter, and underpinned the continuation of the rally through year end.  Reflecting the more defensive, less cyclical nature of the securities held in the 4th quarter, the Fund lagged behind the gains achieved by the Russell 1000 Growth Index  3.25% vs. 5.93%.

As market volatility increased over the first quarter, there was no real discernable leadership between growth and value stocks. Within the growth sector, there was mixed cyclical and defensive orientation with sector leadership represented by Industrials, Energy and Consumer Staples.  The change in the environment was predicated on a spate of challenging news such as overseas market volatility, mixed signals as to the continuing action by the Federal Reserve on short term interest rates, the emerging and evolving woes of the sub-prime mortgage market, and the potential for those issues to spread into other aspects of the economy.  With the more balanced posture of the Fund, returns outpaced the benchmark in the 1st quarter 1.38% vs. 1.19% for the Russell 1000 Growth Index.  The Fund was helped by overweightings and outperformance, relative to the index, in Health Care and Telecommunications Services, and outperformance in Information Technology.  Overweights and underperformance in Financials and Materials as well as underperformance in Consumer Staples hindered portfolio performance.

The market rally continued into the second quarter, despite a mild set back in June.  Returns for the quarter were amongst the strongest in years; growth as a style slightly outperformed value, and mid cap stocks led large caps, both of which outperformed small caps.  Investors continued to climb the “wall of worry” driven by fears from the sub prime mortgage issues and the possible

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

impact on hedge funds, leverage embedded in the markets in the face of higher interest rates, valuation concerns in emerging markets, particularly China, and continuing geo-political issues.  Liquidity continued to be a supporting factor in the markets increase, along with the so-called “M&A/private equity bid” helping to prop up stock prices.  The Fund bested the benchmark for the second straight quarter 7.32% vs. 6.86%.  Contributing to performance were stock selection in Consumer Discretionary, and over weight in Energy. Both an overweight and outperformance in Telecommunication Services also contributed positively to performance.  Dragging down performance was underperformance in Financials and Utilities.

Despite strong relative performance during the first half of the year, a number of disturbing trends continued to make us believe the market environment was embedded with excessive risk.  Market risks included narrow market leadership, fewer stocks participating on the up days, markets “churning” where heavy volume led to minimal price movement, increased market volatility, the broader and deeper (than initially reported) impact of sub-prime impact, the potential for increased mortgage defaults, and oil prices having risen over 50% YTD.  The combination of these trends made the process of finding good growth companies that are also good growth stocks, challenging. We have seen, through our bottom-up stock picking process, these risks have resulted in an abundance of selling opportunities but limited buying opportunities.  As a result, cash levels in the Fund drifted above our typical norm of 5% to a 10-12% position.

The long anticipated correction in the equity markets finally occurred in late July.  Euphoria from strong earnings gains and the “private equity bid” rapidly gave way to fear stemming from the crisis initiated in the sub prime lending market. This spread further into financial markets creating a crisis in liquidity that was perceived to have the potential to significantly impact the economy.  The Federal Reserve Bank alleviated this crisis in the short run by aggressive action with cuts in both the Discount Rate and the Fed Funds Rate.  Subsequent to that action, the equity markets responded positively, albeit without significant conviction as measured by lackluster volume, and approached new highs as the quarter ended.

With increased volatility, returns were mixed for the 3rd quarter 2007. Growth continued to outperform value as a style. Within growth, large caps being modestly outpaced by mid caps, both having significantly outperformed small caps.  The large cap growth benchmark was paced by Information Technology, Energy and Consumer Staples, while Consumer Discretionary, Financials and Telecommunications Services hindered index performance for the quarter.  The portfolio handily outperformed the index

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

for the third straight quarter with a total return net of fees of 7.20% vs. 4.21% for the index. Returns were helped by stock selection in the Consumer space.  Although exposure was increased in Information Technology throughout the quarter, performance was negatively impacted by an underweight position.

Returns for the period October 1, 2006 to September 30, 2007
Rigel U.S. Equity Large Cap Growth Fund	20.44%
Russell 1000 Growth Index	19.35%

Market Outlook

The equity markets underwent their first correction in nearly 5 years, and like many past corrections, it was predicated by a financial crisis.  Federal Reserve action in dealing with the sub prime mortgage issue has now created the expectation in the markets of additional rate cuts, which has been looked upon favorably, and has been translated into a rally toward new highs.  However, this was not considered a major correction, and there continues to be issues of concern: the still softening economy, the underlying notion of further damage from the sub prime issue and the collateral impact on the consumer, and volume levels which are lackluster to be supportive of a new bull market.  Thus, our outlook over the near term remains somewhat cautious, being mindful of the potential for additional weakness.

However, there are positives to be aware of in this environment.  Growth as a style is continuing to exert its leadership over value.  Valuations, although not cheap, are not at excessive levels, as they were at the end of the last bull cycle, and the slowing economy should also lead investors to seek out faster growing companies.  We believe this type of environment should bode well for growth investing as a style, and for Rigel’s Large Cap Growth portfolios to be a beneficiary of that environment. We feel our iterative process should lead us to new leaders emerging in the next cycle, and our risk control disciplines are poised to defend the portfolio should there be any additional weakness in equities.

Sincerely,

George B. Kauffman, CFA, CIC,
Chairman, CEO, CIO
Rigel Capital, LLC
Portfolio Manager

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

Opinions expressed are those of George Kauffman, are subject to change at any time, are not guaranteed and are not a recommendation to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please refer to the Schedule of Investments on pages 10-13 of this report for holdings information.

The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation.

The Rigel U.S. Equity Large Cap Growth Fund is distributed by Quasar Distributors, LLC. (11/07)

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

Comparison of the change in value of a $10,000 investment in the Rigel U.S. Equity Large Cap
Growth Fund vs the S&P 500 Index and the Russell 1000 Growth Index

Total Return:
		Since Inception
	1 Year	(5/31/06)*
Rigel U.S. Equity Large Cap Growth Fund	20.44%	13.84%
S&P 500 Index	16.44%	16.93%
Russell 1000 Growth Index	19.35%	17.18%
Total Annual Fund Operating Expenses: 0.97%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-977-4435.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on May 31, 2006, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

*	Average annual total return represents the average change in account value over the periods indicated.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation.

Indices do not incur expenses and are not available for investment.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

EXPENSE EXAMPLE at September 30, 2007 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/07 – 9/30/07).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.00% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

EXPENSE EXAMPLE at September 30, 2007 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	4/1/07	9/30/07	4/1/07 – 9/30/07*
Actual	$1,000.00	$1,150.60	$5.39
Hypothetical (5% return	$1,000.00	$1,020.05	$5.06
before expenses)

*
Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

ALLOCATION OF PORTFOLIO ASSETS at September 30, 2007 (Unaudited)

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2007

Shares	COMMON STOCKS - 88.9%	Value
	Aerospace & Defense - 6.9%
22,065	General Dynamics Corp.	$1,863,831
33,385	Honeywell International Inc.	1,985,406
16,379	L-3 Communications Holdings, Inc.	1,672,951
7,476	Precision Castparts Corp.	1,106,298
21,231	Raytheon Co.	1,354,962
10,036	Rockwell Collins, Inc.	733,029
		8,716,477
	Auto Components - 1.8%
18,886	Johnson Controls, Inc.	2,230,625

	Beverages - 2.2%
5,707	PepsiCo, Inc.	418,095
39,570	The Coca-Cola Co.	2,274,088
		2,692,183
	Biotechnology - 3.3%
34,050	Biogen Idec, Inc.*	2,258,537
18,166	Celgene Corp.*	1,295,417
15,632	Gilead Sciences, Inc.*	638,880
		4,192,834
	Capital Markets - 0.8%
7,915	Franklin Resources, Inc.	1,009,163

	Chemicals - 2.8%
21,420	Air Products and Chemicals, Inc.	2,094,019
17,515	Praxair, Inc.	1,467,056
		3,561,075
	Communications Equipment - 7.6%
150,108	Cisco Systems, Inc.*	4,970,076
59,447	Juniper Networks, Inc.*	2,176,355
62,255	Nokia Oyj - ADR	2,361,332
		9,507,763
	Computers & Peripherals - 12.6%
23,305	Apple, Inc.*	3,578,250
94,430	Dell, Inc.*	2,606,268
104,891	Hewlett-Packard Co.	5,222,523
31,958	International Business Machines Corp.	3,764,652

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2007, Continued

Shares		Value
	Computers & Peripherals - 12.6%, Continued
12,871	NCR Corp.*	$640,976
		15,812,669
	Consumer Finance - 0.7%
15,685	American Express Co.	931,218

	Diversified Telecommunication Services - 2.7%
81,028	AT&T, Inc.	3,428,295

	Energy Equipment & Services - 8.0%
40,731	Cameron International Corp.*	3,759,064
27,805	GlobalSantaFe Corp.#	2,113,736
5,370	National-Oilwell Varco Inc.*	775,965
50,267	Weatherford International Ltd.*#	3,376,937
		10,025,702
	Health Care Equipment & Supplies - 2.7%
11,222	Baxter International, Inc.	631,574
15,462	Medtronic, Inc.	872,211
27,377	Stryker Corp.	1,882,443
		3,386,228
	Health Care Providers & Services - 4.7%
56,855	Express Scripts, Inc.*	3,173,646
10,823	Laboratory Corporation of America Holdings*	846,683
20,470	Medco Health Solutions, Inc.*	1,850,283
		5,870,612
	Hotels, Restaurants & Leisure - 2.9%
67,040	McDonald’s Corp.	3,651,669

	Household Products - 0.6%
11,365	Procter & Gamble Co.	799,414

	Industrial Conglomerates - 1.4%
18,678	3M Co.	1,747,887

	Insurance - 3.7%
49,845	AFLAC, Inc.	2,843,159
40,445	Aon Corp.	1,812,340
		4,655,499

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2007, Continued

Shares		Value
	IT Services - 2.3%
7,870	MasterCard, Inc. - Class A	$1,164,524
42,893	Paychex, Inc.	1,758,613
		2,923,137
	Life Sciences Tools & Services - 3.2%
35,301	Thermo Fisher Scientific, Inc.*	2,037,574
30,407	Waters Corp.*	2,034,836
		4,072,410
	Machinery - 2.6%
12,750	Deere & Co.	1,892,355
12,160	Parker Hannifin Corp.	1,359,853
		3,252,208
	Media - 1.0%
34,722	The Walt Disney Co.	1,194,090

	Oil, Gas & Consumable Fuels - 2.2%
79,389	The Williams Companies, Inc.	2,703,989

	Pharmaceuticals - 2.6%
104,679	Schering-Plough Corp.	3,310,997

	Road & Rail - 0.7%
7,659	Union Pacific Corp.	865,927

	Search, Detection, Navigation,
	Guidance, Aeronautical & Nautical - 1.1%
11,905	Garmin Ltd.#	1,421,457

	Semiconductors & Semiconductor Equipment - 1.7%
57,277	NVIDIA Corp.*	2,075,719

	Software - 5.1%
202,505	Oracle Corp.*	4,384,233
34,025	SAP AG - ADR	1,996,247
		6,380,480
	Textiles, Apparel & Luxury Goods - 1.0%
21,757	NIKE, Inc. - Class B	1,276,266

	Total Common Stocks (Cost $92,133,643)	111,695,993

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2007, Continued

Shares	SHORT-TERM INVESTMENTS - 11.3%	Value
3,649,609	AIM Liquid Assets	$3,649,609
3,649,609	AIM STIT-STIC Prime Portfolio	3,649,609
3,649,609	AIM STIT-Treasury Portfolio - Institutional Class	3,649,609
3,172,463	Fidelity Institutional
	Government Portfolio - Class I	3,172,463
	Total Short-Term Investments
	(Cost $14,121,290)	14,121,290
	Total Investments in Securities
	(Cost $106,254,933) - 100.2%	125,817,283
	Liabilities in Excess of Other Assets - (0.2)%	(247,128)
	Net Assets - 100.00%	$125,570,155

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2007

ASSETS
Investments in securities, at value (cost $106,254,933)	$125,817,283
Receivables:
Securities sold	1,061,043
Dividends and interest	125,752
Prepaid expenses	19,349
Total assets	127,023,427

LIABILITIES
Payables:
Securities purchased	1,325,641
Administration fees	8,990
Audit fees	17,300
Transfer agent fees and expenses	5,065
Advisory fees	72,730
Custody fees	4,218
Legal Fees	2,602
Fund accounting fees	7,320
Shareholder reporting	7,446
Chief Compliance Officer fee	1,050
Accrued other expenses	910
Total liabilities	1,453,272

NET ASSETS	$125,570,155

Net asset value, offering and redemption price per share
[$125,570,155 / 2,120,360 shares outstanding; unlimited
number of shares (par value $0.01) authorized]	$59.22

COMPONENTS OF NET ASSETS
Paid-in capital	$103,696,579
Undistributed net investment income	187,366
Accumulated net realized gain on investments	2,123,860
Net unrealized appreciation of investments	19,562,350
Net assets	$125,570,155

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

STATEMENT OF OPERATIONS For the Year Ended September 30, 2007

INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld of $5,179)	$1,248,795
Interest	519,859
Total income	1,768,654
Expenses
Advisory fees (Note 3)	967,631
Administration fees (Note 3)	113,215
Registration fees	58,590
Fund accounting fees (Note 3)	43,744
Transfer agent fees and expenses (Note 3)	33,275
Custody fees (Note 3)	26,889
Audit fees	17,300
Legal fees	10,625
Trustee fees	9,959
Reports to shareholders	9,109
Miscellaneous expense	7,677
Chief Compliance Officer fee (Note 3)	6,076
Insurance expense	5,691
Total expenses	1,309,781
Less: advisory fee waiver (Note 3)	(24,800)
Net expenses	1,284,981
Net investment income	483,673

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	8,771,460
Net change in unrealized appreciation on investments	14,648,382
Net realized and unrealized gain on investments	23,419,842
Net increase in net assets
resulting from operations	$23,903,515

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

		May 31, 2006*
	Year Ended	through
	September 30, 2007	September 30, 2006
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$483,673	$191,401
Net realized gain/(loss)
on investments	8,771,460	(6,647,600)
Net change in unrealized
appreciation on investments	14,648,382	4,913,968
Net increase/(decrease) in net assets
resulting from operations	23,903,515	(1,542,231)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(493,788)	—
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets
derived from net change
in outstanding shares (a)	(27,411,125)	131,113,784
Total increase/(decrease)
in net assets	(4,001,398)	129,571,553
NET ASSETS
Beginning of period	129,571,553	—
End of period	$125,570,155	$129,571,553
Includes undistributed
net investment income of	$187,366	$197,481

(a)	A summary of share transactions is as follows:

			May 31, 2006*
	Year Ended		through
	September 30, 2007		September 30, 2006
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	304,510	$15,648,702	2,664,424	$133,011,515
Shares issued
in reinvestment
of distributions	8,658	443,220	—	—
Shares redeemed	(818,462)	(43,503,047)	(38,770)	(1,897,731)
Net increase/(decrease)	(505,294)	$(27,411,125)	2,625,654	$131,113,784

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS - For a share outstanding throughout the period

		May 31, 2006*
	Year Ended	to
	September 30, 2007	September 30, 2006
Net asset value, beginning of period	$49.35	$50.00

Income from investment operations:
Net investment income	0.20	0.07
Net realized and unrealized
gain/(loss) on investments	9.86	(0.72)
Total from investment operations	10.06	(0.65)

Less distributions:
From net investment income	(0.19)	—
Total distributions	(0.19)	—

Net asset value, end of period	$59.22	$49.35

Total return	20.44%	(1.30	)%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$125,570	$129,572

Ratio of expenses to average net assets:
Before expense reimbursement	1.02%	0.97	%+
After expense reimbursement	1.00%	0.97	%+

Ratio of net investment income
to average net assets:
Before expense reimbursement	0.36%	0.47	%+
After expense reimbursement	0.38%	0.47	%+

Portfolio turnover rate	231.59%	98.05	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2007

NOTE 1 - ORGANIZATION

The Rigel U.S. Equity Large Cap Growth Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  The investment objective of the Fund is to seek long-term capital appreciation.  The Fund began operations on May 31, 2006.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Short-term investments are valued at amortized cost, which approximates market value.  Investments in other mutual funds are valued at their net asset value.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2007, Continued

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
New Accounting Pronouncements:  On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Application of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006.  The Fund will apply FIN 48 to all open tax years on the date of adoption, which is expected to be March 31, 2008.  The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2007, Continued

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the year ended September 30, 2007, Rigel Capital, LLC (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the year ended September 30, 2007, the Fund incurred $967,631 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.00% of average daily net assets.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the year ended September 30, 2007, the Advisor reduced its fees in the amount of $24,800; no amounts were reimbursed to the Advisor.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $24,800 at September 30, 2007.  Cumulative expenses subject to recapture expire as follows:

Year	Amount
2010	$24,800

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2007, Continued

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

For the year ended September 30, 2007, the Fund incurred $113,215 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the year ended September 30, 2007, the Fund incurred $43,744, $18,100, and $26,889 in fund accounting, transfer agency, and custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also employees of the Administrator.

For the year ended September 30, 2007, the Fund was allocated $6,076 of the Chief Compliance Officer fee.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the year ended September 30, 2007, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $277,390,102 and $310,603,233, respectively.

NOTE 5 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and non-deductible organizational expenditures.

The tax character for the distributions paid during the year ended September 30, 2007 and the period ended September 30, 2006 were as follows:

	2007	2006
Ordinary income	$493,788	$ —

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2007, Continued

As of September 30, 2007, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$106,759,204

Gross tax unrealized appreciation	$19,777,025
Gross tax unrealized depreciation	(718,946)
Net tax unrealized appreciation	$19,058,079

Undistributed ordinary income	$1,341,773
Undistributed long-term capital gain	1,473,724
Total distributable earnings	$2,815,497

Other accumulated gains/(losses)	$—
Total accumulated earnings/(losses)	$21,873,576

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of
Rigel U.S. Equity Large Cap Growth Fund

We have audited the accompanying statement of assets and liabilities of the Rigel U.S. Equity Large Cap Growth Fund, a series of Advisor Series Trust (the “Trust”), including the schedule of investments, as of September 30, 2007, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period May 31, 2006 (commencement of operations) to September 30, 2006.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the Rigel U.S. Equity Large Cap Growth Fund, as of September 30, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 16, 2007

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

NOTICE TO SHAREHOLDERS at September 30, 2007 (Unaudited)

For the year ended September 30, 2007, the Rigel U.S. Equity Large Cap Growth Fund designated $493,788 as ordinary income for purposes of the dividends paid deduction.

For the year ended September 30, 2007, certain dividends paid by the Rigel U.S. Equity Large Cap Growth Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from net investment income designated as qualified dividend income was 83%.

For corporate shareholders in the Rigel U.S. Equity Large Cap Growth Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended September 30, 2007 was 83%.

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-977-4435, or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2007

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-977-4435.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Form N-Q is also available by calling 1-866-977-4435.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
Name, Age
Address		Number of
Position held with Fund	Trustee	Portfolios
Principal Occupation(s) and other	of Fund	Overseen in
Directorships during past five years	Since*	Fund Complex**
Walter E. Auch, Age 86	1997	1
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Management Consultant, formerly Chairman, CEO of Chicago
Board Options Exchange and former President of Paine Webber.
Other Directorships: Nicholas-Applegate Funds, Citigroup
Funds, Pimco Advisors LLP, Senele Group and UBS Management

James Clayburn LaForce, Age 78	2002	1
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Dean Emeritus, John E. Anderson Graduate School of Management,
University of California, Los Angeles.
Other Directorships: The Payden & Rygel Investment Group,
The Metzler/Payden Investment Group,
Arena Pharmaceuticals and Cancervax

Donald E. O’Connor, Age 71	1997	1
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Financial Consultant, formerly Executive Vice President and Chief
Operating Officer of ICI Mutual Insurance Company (until January 1997).
Other Directorships: The Forward Funds

George J. Rebhan, Age 73	2002	1
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Retired; formerly President, Hotchkis and Wiley Funds
(mutual funds) from 1985 to 1993.
Trustee: E*Trade Funds

George T. Wofford III, Age 67	1997	1
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Senior Vice President, Information Services, Federal Home Loan Bank
of San Francisco.
Other Directorships: None

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

OFFICERS
Name, Age
Address		Number of
Position held with Fund	Trustee	Portfolios
Principal Occupation(s) and other	of Fund	Overseen in
Directorships during past five years	Since*	Fund Complex**
Jeanine M. Bajczyk, Age 42	N/A	N/A
615 E. Michigan Street
Milwaukee, WI 53202
Secretary
Assistant Vice President, Legal Compliance and Administration, U.S.
Bancorp Fund Services, LLC (since May 2006); Senior Counsel, Wells
Fargo Funds Management LLC (May 2005 to May 2006); Associate
Counsel, Strong Financial Corporation (January 2001 to May 2005).

Douglas G. Hess, Age 40	N/A	N/A
615 E. Michigan Street
Milwaukee, WI 53202
President, Treasurer
Vice President, Compliance and Administration, U.S. Bancorp Fund
Services, LLC (since March 1997).

Joe D. Redwine, Age 60	N/A	N/A
615 E. Michigan Street
Milwaukee, WI 53202
Chairman
President, Chief Executive Officer, U.S. Bancorp Fund
Services, LLC (since 1991).

Robert M. Slotky, Age 60	N/A	N/A
2020 E. Financial Way
Glendora, CA 91741
Chief Compliance Officer, Vice President, AML Officer
Vice President, U.S. Bancorp Fund Services, LLC, the Funds’
administrator (since July 2001); formerly Senior Vice President,
Investment Company Administration, LLC.

*	The term for each Trustee is indefinite.
**
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

The Statement of Additional Information includes additional information about the Fund’s trustees and officers and is available, without charge, upon request by calling 1-866-977-4435.

(This Page Intentionally Left Blank.)

Advisor
Rigel Capital, LLC
601 Union Street, Suite 3930
Seattle, WA 98101

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(866) 977-4435

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the business experience and financial literacy provided by each member of the audit committee collectively offers the registrant adequate oversight given the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/07	FYE 9/30/06
Audit Fees	$14,700	$10,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 9/30/07	FYE 9/30/06
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.  The nominating committee recently approved a nominating committee charter, however, the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees did not change.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chairman/Chief Executive Officer and President & Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*  /s/ Joe D. Redwine
                                               Joe D. Redwine, Chairman

Date   12/5/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Joe D. Redwine
                                                Joe D. Redwine, Chairman

Date   12/5/07

By (Signature and Title)*  /s/ Douglas G. Hess
                                               Douglas G. Hess, President & Treasurer

Date   12/4/07

* Print the name and title of each signing officer under his or her signature.